Taxation - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Liabilities Related to Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits, including interest and penalties, at January 1,	$ 1.9	$ 3.2	$ 11.3
Additions for tax positions of prior year	0.0	0.3
Reduction in tax positions of prior years	(1.4)	(9.5)
Unrecognized tax benefits, excluding interest and penalties, at December 31,	1.8	2.1
Interest and penalties	0.1	1.1
Unrecognized tax benefits, including interest and penalties, at December 31,	$ 1.9	$ 3.2